LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–94.33%
Aerospace & Defense–0.07%
†Boeing Co.	1,926	$371,699
Textron, Inc.	812	77,895
		449,594
Air Freight & Logistics–0.19%
CH Robinson Worldwide, Inc.	2,579	196,365
Expeditors International of Washington, Inc.	2,375	288,729
FedEx Corp.	1,790	518,635
United Parcel Service, Inc. Class B	1,153	171,370
		1,175,099
Airlines–0.18%
Delta Air Lines, Inc.	22,616	1,082,628
		1,082,628
Auto Components–0.07%
†Aptiv PLC	2,836	225,888
Gentex Corp.	5,161	186,415
		412,303
Banks–6.04%
Bank of America Corp.	52,472	1,989,738
Citizens Financial Group, Inc.	16,405	595,337
Cullen/Frost Bankers, Inc.	448	50,431
East West Bancorp, Inc.	2,687	212,569
Fifth Third Bancorp	166,478	6,194,646
First Citizens BancShares, Inc. Class A	3,289	5,377,515
First Horizon Corp.	9,175	141,295
FNB Corp.	6,174	87,053
Huntington Bancshares, Inc.	385,791	5,381,785
KeyCorp	6,583	104,077
M&T Bank Corp.	41,360	6,015,398
†NU Holdings Ltd. Class A	53,288	635,726
Pinnacle Financial Partners, Inc.	877	75,317
Popular, Inc.	7,379	650,016
Regions Financial Corp.	262,443	5,521,801
Synovus Financial Corp.	2,063	82,644
Truist Financial Corp.	27,291	1,063,803
U.S. Bancorp	10,754	480,704
Webster Financial Corp.	2,014	102,251
Wells Fargo & Co.	29,688	1,720,717
Wintrust Financial Corp.	1,675	174,853
		36,657,676
Beverages–1.23%
Coca-Cola Co.	12,952	792,403
Constellation Brands, Inc. Class A	11,436	3,107,847
Keurig Dr Pepper, Inc.	96,440	2,957,815
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
PepsiCo, Inc.	3,377	$591,009
		7,449,074
Biotechnology–0.85%
AbbVie, Inc.	4,360	793,956
†Alnylam Pharmaceuticals, Inc.	2,034	303,981
Amgen, Inc.	1,403	398,901
†Exact Sciences Corp.	5,019	346,612
†Exelixis, Inc.	1,313	31,158
Gilead Sciences, Inc.	9,525	697,706
†Incyte Corp.	3,594	204,750
†Neurocrine Biosciences, Inc.	4,446	613,192
†Regeneron Pharmaceuticals, Inc.	1,132	1,089,539
†Sarepta Therapeutics, Inc.	617	79,877
†Ultragenyx Pharmaceutical, Inc.	2,308	107,761
†United Therapeutics Corp.	937	215,248
†Vertex Pharmaceuticals, Inc.	622	260,002
		5,142,683
Building Products–2.41%
†Builders FirstSource, Inc.	8,640	1,801,872
Carlisle Cos., Inc.	13,588	5,324,458
Fortune Brands Innovations, Inc.	63,826	5,404,147
Trane Technologies PLC	6,984	2,096,597
		14,627,074
Capital Markets–5.29%
Affiliated Managers Group, Inc.	2,395	401,091
Ameriprise Financial, Inc.	22,898	10,039,399
ARES Management Corp. Class A	1,457	193,752
Blue Owl Capital, Inc.	79,413	1,497,729
Cboe Global Markets, Inc.	3,399	624,498
Charles Schwab Corp.	12,132	877,629
CME Group, Inc.	3,056	657,926
†Coinbase Global, Inc. Class A	1,247	330,605
Goldman Sachs Group, Inc.	1,993	832,456
Interactive Brokers Group, Inc. Class A	1,443	161,197
KKR & Co., Inc.	6,731	677,004
LPL Financial Holdings, Inc.	2,004	529,457
Morningstar, Inc.	594	183,172
MSCI, Inc.	700	392,315
Northern Trust Corp.	33,575	2,985,489
Raymond James Financial, Inc.	49,475	6,353,579
S&P Global, Inc.	300	127,635
State Street Corp.	68,062	5,262,554
		32,127,487
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–1.90%
Albemarle Corp.	300	$39,522
†Axalta Coating Systems Ltd.	1,060	36,453
Celanese Corp.	11,466	1,970,547
CF Industries Holdings, Inc.	5,634	468,805
Chemours Co.	3,621	95,087
Corteva, Inc.	6,833	394,059
Dow, Inc.	13,779	798,218
Eastman Chemical Co.	6,198	621,164
FMC Corp.	1,621	103,258
†Ginkgo Bioworks Holdings, Inc.	40,466	46,941
Huntsman Corp.	7,580	197,307
International Flavors & Fragrances, Inc.	3,725	320,313
Linde PLC	1,607	746,162
RPM International, Inc.	47,492	5,649,173
Scotts Miracle-Gro Co.	1,060	79,065
		11,566,074
Commercial Services & Supplies–0.32%
Cintas Corp.	306	210,231
†Copart, Inc.	3,319	192,237
Republic Services, Inc.	6,301	1,206,263
Waste Management, Inc.	1,654	352,550
		1,961,281
Communications Equipment–0.58%
†Ciena Corp.	4,430	219,064
Motorola Solutions, Inc.	9,246	3,282,145
		3,501,209
Construction & Engineering–0.29%
MDU Resources Group, Inc.	8,738	220,197
Quanta Services, Inc.	3,156	819,929
†WillScot Mobile Mini Holdings Corp.	15,164	705,126
		1,745,252
Construction Materials–1.21%
Martin Marietta Materials, Inc.	12,018	7,378,331
		7,378,331
Consumer Finance–0.70%
American Express Co.	3,242	738,171
Discover Financial Services	26,050	3,414,895
OneMain Holdings, Inc.	702	35,865
SLM Corp.	1,776	38,699
		4,227,630
Containers & Packaging–2.39%
=†Ardagh Group SA	3,700	91,575
Avery Dennison Corp.	742	165,652
Ball Corp.	47,651	3,209,771
Berry Global Group, Inc.	14,079	851,498
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Crown Holdings, Inc.	998	$79,101
Graphic Packaging Holding Co.	3,214	93,785
Packaging Corp. of America	28,952	5,494,511
Silgan Holdings, Inc.	88,311	4,288,382
Sonoco Products Co.	4,022	232,632
		14,506,907
Distributors–1.36%
Genuine Parts Co.	22,442	3,476,939
LKQ Corp.	89,257	4,767,216
		8,244,155
Diversified Consumer Services–0.14%
H&R Block, Inc.	16,866	828,289
		828,289
Diversified Financial Services–2.81%
Apollo Global Management, Inc.	5,503	618,812
†Berkshire Hathaway, Inc. Class B	4,425	1,860,801
†Block, Inc.	6,756	571,423
Corebridge Financial, Inc.	16,223	466,087
Equitable Holdings, Inc.	13,238	503,176
Fidelity National Information Services, Inc.	64,008	4,748,113
Global Payments, Inc.	3,215	429,717
Mastercard, Inc. Class A	2,121	1,021,410
MGIC Investment Corp.	216,594	4,843,042
†Toast, Inc. Class A	11,688	291,265
Voya Financial, Inc.	22,952	1,696,612
		17,050,458
Diversified Telecommunication Services–0.08%
Verizon Communications, Inc.	11,966	502,093
		502,093
Electric Utilities–2.70%
Constellation Energy Corp.	954	176,347
Edison International	44,443	3,143,453
Entergy Corp.	1,023	108,110
Exelon Corp.	7,893	296,540
NextEra Energy, Inc.	12,810	818,687
NRG Energy, Inc.	6,810	460,969
OGE Energy Corp.	5,129	175,925
PG&E Corp.	401,168	6,723,576
Southern Co.	7,219	517,891
Xcel Energy, Inc.	73,600	3,956,000
		16,377,498
Electrical Equipment–3.33%
Acuity Brands, Inc.	18,956	5,094,046
AMETEK, Inc.	34,156	6,247,132
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Eaton Corp. PLC	2,671	$835,168
Emerson Electric Co.	3,113	353,077
Hubbell, Inc.	17,071	7,085,319
nVent Electric PLC	7,876	593,850
		20,208,592
Electronic Equipment, Instruments & Components–3.20%
Amphenol Corp. Class A	40,717	4,696,706
†Arrow Electronics, Inc.	1,230	159,236
CDW Corp.	13,008	3,327,186
Jabil, Inc.	11,304	1,514,171
†Keysight Technologies, Inc.	1,919	300,093
†Teledyne Technologies, Inc.	11,942	5,126,939
Vontier Corp.	14,215	644,792
†Zebra Technologies Corp. Class A	12,142	3,660,085
		19,429,208
Energy Equipment & Services–0.18%
Baker Hughes Co.	15,194	508,999
Halliburton Co.	5,850	230,607
Schlumberger NV	4,989	273,447
TechnipFMC PLC	3,081	77,364
		1,090,417
Entertainment–1.21%
Electronic Arts, Inc.	2,109	279,801
†Liberty Media Corp.-Liberty Live Class C	42,119	1,845,655
†Roku, Inc.	1,191	77,617
†Spotify Technology SA	2,072	546,801
†Take-Two Interactive Software, Inc.	25,116	3,729,475
Walt Disney Co.	5,442	665,883
†Warner Bros Discovery, Inc.	24,001	209,529
		7,354,761
Equity Real Estate Investment Trusts–0.33%
WP Carey, Inc.	35,608	2,009,716
		2,009,716
Food & Staples Retailing–1.74%
Casey's General Stores, Inc.	458	145,850
Costco Wholesale Corp.	491	359,721
Kroger Co.	59,864	3,420,030
†Maplebear, Inc.	6,321	235,710
†Performance Food Group Co.	2,156	160,924
†U.S. Foods Holding Corp.	101,872	5,498,032
Walmart, Inc.	12,682	763,076
		10,583,343
Food Products–0.86%
Archer-Daniels-Midland Co.	2,125	133,471
Bunge Global SA	3,519	360,768
Ingredion, Inc.	3,500	408,975
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Lamb Weston Holdings, Inc.	1,280	$136,359
Mondelez International, Inc. Class A	8,650	605,500
†Pilgrim's Pride Corp.	6,807	233,616
†Post Holdings, Inc.	28,394	3,017,714
Tyson Foods, Inc. Class A	5,753	337,874
		5,234,277
Gas Utilities–0.56%
Atmos Energy Corp.	404	48,024
National Fuel Gas Co.	62,877	3,377,752
		3,425,776
Health Care Equipment & Supplies–1.62%
†Align Technology, Inc.	2,750	901,780
†Boston Scientific Corp.	10,689	732,090
DENTSPLY SIRONA, Inc.	1,497	49,686
†Globus Medical, Inc. Class A	37,386	2,005,385
†Hologic, Inc.	4,040	314,958
†Inspire Medical Systems, Inc.	1,918	411,967
†Insulet Corp.	417	71,474
Medtronic PLC	4,533	395,051
†Shockwave Medical, Inc.	1,324	431,134
†Tandem Diabetes Care, Inc.	10,912	386,394
Zimmer Biomet Holdings, Inc.	31,190	4,116,456
		9,816,375
Health Care Providers & Services–4.40%
†Agilon Health, Inc.	1,423	8,680
Cardinal Health, Inc.	3,883	434,508
Cencora, Inc.	30,929	7,515,438
†Centene Corp.	3,372	264,635
Cigna Group	1,508	547,691
†DaVita, Inc.	1,186	163,727
Elevance Health, Inc.	2,079	1,078,045
HCA Healthcare, Inc.	1,171	390,564
†Henry Schein, Inc.	67,487	5,096,618
Humana, Inc.	914	316,902
Laboratory Corp. of America Holdings	16,327	3,566,796
McKesson Corp.	3,513	1,885,954
Premier, Inc. Class A	4,932	108,997
Quest Diagnostics, Inc.	20,950	2,788,654
†Tenet Healthcare Corp.	1,421	149,361
UnitedHealth Group, Inc.	645	319,081
Universal Health Services, Inc. Class B	11,399	2,079,862
		26,715,513
Health Care REITs–0.25%
Ventas, Inc.	34,577	1,505,483
		1,505,483
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotel & Resort REITs–0.32%
Host Hotels & Resorts, Inc.	90,682	$1,875,304
Park Hotels & Resorts, Inc.	5,826	101,897
		1,977,201
Hotels, Restaurants & Leisure–1.91%
Booking Holdings, Inc.	99	359,160
†Chipotle Mexican Grill, Inc.	288	837,150
Darden Restaurants, Inc.	19,782	3,306,561
†DoorDash, Inc. Class A	5,316	732,119
†DraftKings, Inc. Class A	5,620	255,204
†Expedia Group, Inc.	29,424	4,053,156
Hilton Worldwide Holdings, Inc.	3,154	672,780
†Royal Caribbean Cruises Ltd.	4,578	636,388
Travel & Leisure Co.	5,649	276,575
Yum! Brands, Inc.	3,352	464,755
		11,593,848
Household Durables–1.07%
DR Horton, Inc.	3,371	554,698
Lennar Corp. Class A	2,602	447,492
†Mohawk Industries, Inc.	30,252	3,959,684
Newell Brands, Inc.	28,068	225,386
PulteGroup, Inc.	3,909	471,503
Toll Brothers, Inc.	4,483	579,966
Whirlpool Corp.	2,101	251,343
		6,490,072
Household Products–0.52%
Clorox Co.	537	82,220
Energizer Holdings, Inc.	60,911	1,793,220
Procter & Gamble Co.	8,060	1,307,735
		3,183,175
Independent Power and Renewable Electricity Producers–0.39%
AES Corp.	33,244	596,065
Vistra Corp.	25,196	1,754,901
		2,350,966
Industrial Conglomerates–0.25%
General Electric Co.	5,310	932,064
Honeywell International, Inc.	2,732	560,743
		1,492,807
Industrial REITs–0.59%
EastGroup Properties, Inc.	313	56,268
First Industrial Realty Trust, Inc.	2,738	143,855
Prologis, Inc.	4,988	649,537
Rexford Industrial Realty, Inc.	54,859	2,759,408
		3,609,068
Insurance–5.43%
†Arch Capital Group Ltd.	87,582	8,096,080
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Arthur J Gallagher & Co.	603	$150,774
Assurant, Inc.	349	65,696
Brown & Brown, Inc.	4,052	354,712
Chubb Ltd.	2,505	649,121
Everest Group Ltd.	720	286,200
Fidelity National Financial, Inc.	1,935	102,748
Globe Life, Inc.	22,393	2,605,873
Hartford Financial Services Group, Inc.	58,660	6,044,913
Loews Corp.	92,879	7,271,497
MetLife, Inc.	12,162	901,326
Progressive Corp.	4,279	884,983
Reinsurance Group of America, Inc.	430	82,938
RenaissanceRe Holdings Ltd.	179	42,070
Travelers Cos., Inc.	3,327	765,676
Unum Group	10,153	544,810
W R Berkley Corp.	45,220	3,999,257
Willis Towers Watson PLC	402	110,550
		32,959,224
Interactive Media & Services–0.86%
†Alphabet, Inc. Class A	2,518	380,042
†Alphabet, Inc. Class C	2,523	384,152
†IAC, Inc.	67,315	3,590,582
†Match Group, Inc.	1,925	69,839
Meta Platforms, Inc. Class A	1,194	579,783
†Pinterest, Inc. Class A	6,632	229,931
		5,234,329
IT Services–0.98%
Amdocs Ltd.	5,260	475,346
†Globant SA	442	89,240
†GoDaddy, Inc. Class A	40,476	4,803,692
†MongoDB, Inc.	1,333	478,067
†VeriSign, Inc.	453	85,848
		5,932,193
Leisure Products–0.06%
Brunswick Corp.	3,563	343,901
		343,901
Life Sciences Tools & Services–0.53%
†10X Genomics, Inc. Class A	3,995	149,932
Agilent Technologies, Inc.	9,501	1,382,491
†Charles River Laboratories International, Inc.	274	74,240
†Illumina, Inc.	2,768	380,102
†IQVIA Holdings, Inc.	1,335	337,608
†Maravai LifeSciences Holdings, Inc. Class A	2,250	19,507
†Qiagen NV	1,819	78,199
†Repligen Corp.	63	11,587
Revvity, Inc.	499	52,395
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	1,231	$715,470
		3,201,531
Machinery–7.21%
Allison Transmission Holdings, Inc.	20,275	1,645,519
Cummins, Inc.	885	260,765
Deere & Co.	1,078	442,778
Dover Corp.	28,340	5,021,565
†Gates Industrial Corp. PLC	20,212	357,954
IDEX Corp.	16,483	4,022,182
Ingersoll Rand, Inc.	6,519	618,979
ITT, Inc.	47,871	6,511,892
Lincoln Electric Holdings, Inc.	26,767	6,837,362
†Middleby Corp.	31,423	5,052,504
PACCAR, Inc.	11,391	1,411,231
Parker-Hannifin Corp.	2,026	1,126,031
Snap-on, Inc.	21,759	6,445,451
Timken Co.	46,030	4,024,403
		43,778,616
Media–0.80%
Cable One, Inc.	164	69,393
†Charter Communications, Inc. Class A	1,018	295,861
Comcast Corp. Class A	27,993	1,213,497
Fox Corp. Class B	9,064	259,412
†Liberty Broadband Corp. Class C	404	23,121
†Liberty Media Corp.-Liberty SiriusXM Class C	85,504	2,540,324
News Corp. Class A	3,561	93,227
†Trade Desk, Inc. Class A	4,363	381,413
		4,876,248
Metals & Mining–0.67%
Alcoa Corp.	1,119	37,811
Freeport-McMoRan, Inc.	44,271	2,081,623
Nucor Corp.	5,336	1,055,994
Reliance, Inc.	655	218,888
Steel Dynamics, Inc.	4,675	692,975
		4,087,291
Mortgage Real Estate Investment Trusts (REITs)–0.02%
Annaly Capital Management, Inc.	2,979	58,657
Rithm Capital Corp.	6,575	73,377
		132,034
Multiline Retail–0.11%
†Amazon.com, Inc.	2,448	441,570
eBay, Inc.	3,902	205,948
		647,518
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–2.31%
Ameren Corp.	1,186	$87,717
CenterPoint Energy, Inc.	6,605	188,176
CMS Energy Corp.	107,115	6,463,319
Consolidated Edison, Inc.	3,806	345,623
DTE Energy Co.	1,720	192,881
NiSource, Inc.	1,528	42,264
Public Service Enterprise Group, Inc.	8,339	556,878
Sempra	6,191	444,700
WEC Energy Group, Inc.	69,226	5,684,839
		14,006,397
Office REITs–0.45%
Alexandria Real Estate Equities, Inc.	1,139	146,828
Boston Properties, Inc.	38,011	2,482,498
Cousins Properties, Inc.	872	20,963
Highwoods Properties, Inc.	1,621	42,438
Kilroy Realty Corp.	655	23,862
		2,716,589
Oil, Gas & Consumable Fuels–4.30%
Cheniere Energy, Inc.	6,412	1,034,127
Chevron Corp.	4,826	761,253
ConocoPhillips	9,152	1,164,867
Coterra Energy, Inc.	148,011	4,126,547
Devon Energy Corp.	5,328	267,359
Diamondback Energy, Inc.	35,359	7,007,093
EOG Resources, Inc.	4,749	607,112
EQT Corp.	1,424	52,788
Exxon Mobil Corp.	16,549	1,923,656
Marathon Oil Corp.	38,716	1,097,211
Marathon Petroleum Corp.	2,374	478,361
Ovintiv, Inc.	1,119	58,076
Phillips 66	3,073	501,944
Pioneer Natural Resources Co.	1,060	278,250
Targa Resources Corp.	2,561	286,806
Valero Energy Corp.	395	67,423
Williams Cos., Inc.	164,360	6,405,109
		26,117,982
Paper & Forest Products–0.02%
Louisiana-Pacific Corp.	1,721	144,409
		144,409
Pharmaceuticals–1.07%
Bristol-Myers Squibb Co.	8,475	459,599
†Catalent, Inc.	5,746	324,362
Eli Lilly & Co.	536	416,987
†Jazz Pharmaceuticals PLC	28,417	3,421,975
Johnson & Johnson	3,691	583,879
Merck & Co., Inc.	4,742	625,707
Pfizer, Inc.	20,601	571,678
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Viatris, Inc.	5,742	$68,559
		6,472,746
Professional Services–0.31%
Booz Allen Hamilton Holding Corp.	1,525	226,371
KBR, Inc.	20,271	1,290,452
Leidos Holdings, Inc.	875	114,704
ManpowerGroup, Inc.	1,843	143,090
Verisk Analytics, Inc.	374	88,163
		1,862,780
Real Estate Management & Development–0.71%
†CBRE Group, Inc. Class A	37,118	3,609,354
†Jones Lang LaSalle, Inc.	2,124	414,371
†Zillow Group, Inc. Class A	5,623	271,607
		4,295,332
Residential REITs–2.30%
American Homes 4 Rent Class A	104,001	3,825,157
AvalonBay Communities, Inc.	16,894	3,134,850
Camden Property Trust	2,453	241,375
Equity Residential	3,699	233,444
Essex Property Trust, Inc.	7,612	1,863,494
Mid-America Apartment Communities, Inc.	18,546	2,440,283
Sun Communities, Inc.	16,660	2,142,143
UDR, Inc.	2,105	78,748
		13,959,494
Retail REITs–1.53%
Agree Realty Corp.	2,226	127,149
Brixmor Property Group, Inc.	72,695	1,704,698
Federal Realty Investment Trust	17,618	1,799,150
Kimco Realty Corp.	141,718	2,779,090
Regency Centers Corp.	45,457	2,752,876
Simon Property Group, Inc.	820	128,322
		9,291,285
Road & Rail–0.40%
CSX Corp.	16,614	615,881
Knight-Swift Transportation Holdings, Inc.	5,249	288,800
Landstar System, Inc.	724	139,558
Norfolk Southern Corp.	1,254	319,607
Old Dominion Freight Line, Inc.	710	155,710
Schneider National, Inc. Class B	4,061	91,941
†Uber Technologies, Inc.	6,339	488,040
†XPO, Inc.	2,617	319,352
		2,418,889
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–1.73%
†Advanced Micro Devices, Inc.	1,478	$266,764
Applied Materials, Inc.	2,072	427,309
†Enphase Energy, Inc.	2,741	331,606
Lam Research Corp.	1,573	1,528,280
Marvell Technology, Inc.	9,512	674,211
Microchip Technology, Inc.	50,175	4,501,199
NVIDIA Corp.	300	271,068
NXP Semiconductors NV	2,520	624,380
†ON Semiconductor Corp.	1,819	133,787
QUALCOMM, Inc.	3,172	537,020
Skyworks Solutions, Inc.	1,769	191,618
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,443	468,420
Texas Instruments, Inc.	3,014	525,069
		10,480,731
Software–1.19%
†Cadence Design Systems, Inc.	4,057	1,262,863
†Crowdstrike Holdings, Inc. Class A	1,250	400,737
†DoubleVerify Holdings, Inc.	913	32,101
†Elastic NV	1,186	118,885
†Fair Isaac Corp.	113	141,206
†Freshworks, Inc. Class A	4,932	89,812
†HubSpot, Inc.	628	393,480
Microsoft Corp.	1,707	718,169
†Nutanix, Inc. Class A	1,496	92,333
Oracle Corp.	6,173	775,390
†Palantir Technologies, Inc. Class A	7,374	169,676
†Palo Alto Networks, Inc.	1,587	450,914
†SentinelOne, Inc. Class A	5,997	139,790
†Smartsheet, Inc. Class A	11,236	432,586
†Synopsys, Inc.	2,716	1,552,194
†Teradata Corp.	2,935	113,496
†Zscaler, Inc.	1,674	322,463
		7,206,095
Specialized REITs–1.96%
Digital Realty Trust, Inc.	2,792	402,159
Equinix, Inc.	754	622,299
Extra Space Storage, Inc.	3,750	551,250
Gaming & Leisure Properties, Inc.	9,443	435,039
National Storage Affiliates Trust	6,949	272,123
Rayonier, Inc.	80,291	2,668,873
SBA Communications Corp.	4,787	1,037,343
VICI Properties, Inc.	18,215	542,625
Weyerhaeuser Co.	150,036	5,387,793
		11,919,504
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–2.65%
Advance Auto Parts, Inc.	394	$33,526
†AutoNation, Inc.	2,141	354,507
†AutoZone, Inc.	1,759	5,543,752
Bath & Body Works, Inc.	81,136	4,058,423
Best Buy Co., Inc.	45,329	3,718,338
Dick's Sporting Goods, Inc.	734	165,047
Lowe's Cos., Inc.	2,306	587,407
Murphy USA, Inc.	549	230,141
†O'Reilly Automotive, Inc.	426	480,903
†Restoration Hardware, Inc.	434	151,145
TJX Cos., Inc.	2,653	269,067
†Valvoline, Inc.	7,551	336,548
Williams-Sonoma, Inc.	613	194,646
		16,123,450
Technology Hardware, Storage & Peripherals–0.39%
Dell Technologies, Inc. Class C	6,496	741,259
HP, Inc.	17,914	541,361
NetApp, Inc.	3,414	358,368
†Pure Storage, Inc. Class A	4,462	231,979
Seagate Technology Holdings PLC	5,430	505,261
		2,378,228
Textiles, Apparel & Luxury Goods–1.93%
†Capri Holdings Ltd.	4,948	224,144
Carter's, Inc.	46,718	3,956,080
†Crocs, Inc.	1,461	210,092
†Deckers Outdoor Corp.	854	803,836
Ralph Lauren Corp.	17,596	3,303,825
†Skechers USA, Inc. Class A	4,397	269,360
Tapestry, Inc.	62,160	2,951,357
		11,718,694
Tobacco–0.19%
Philip Morris International, Inc.	12,474	1,142,868
		1,142,868
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.66%
Air Lease Corp.	2,590	$133,230
†Core & Main, Inc. Class A	24,609	1,408,865
Ferguson PLC	2,448	534,717
MSC Industrial Direct Co., Inc. Class A	3,870	375,545
United Rentals, Inc.	2,205	1,590,047
		4,042,404
Water Utilities–0.02%
American Water Works Co., Inc.	752	91,902
Essential Utilities, Inc.	1,060	39,273
		131,175
Total Common Stock (Cost $360,424,486)		572,705,330
RIGHTS–0.00%
=†Mirati Therapeutics, Inc.	3,008	2,105
Total Rights (Cost $2,106)		2,105

MONEY MARKET FUND–5.42%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	32,928,752	32,928,752
Total Money Market Fund (Cost $32,928,752)		32,928,752

TOTAL INVESTMENTS–99.75% (Cost $393,355,344)	605,636,187
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	1,533,375
NET ASSETS APPLICABLE TO 31,209,260 SHARES OUTSTANDING–100.00%	$607,169,562

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
1	British Pound	$78,919	$80,045	6/17/24	$—	$(1,126)
1	Euro	135,269	137,102	6/17/24	—	(1,833)
1	Japanese Yen	83,569	86,334	6/17/24	—	(2,765)
					—	(5,724)
Equity Contracts:
21	E-mini Russell 2000 Index	2,253,195	2,198,489	6/21/24	54,706	—
21	E-mini S&P 500 Index	5,573,925	5,446,636	6/21/24	127,289	—
63	E-mini S&P MidCap 400 Index	19,387,620	18,889,211	6/21/24	498,409	—
2	Euro STOXX 50 Index	108,856	105,978	6/21/24	2,878	—
1	FTSE 100 Index	100,820	97,218	6/21/24	3,602	—
					686,884	—
Total Futures Contracts					$686,884	$(5,724)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–9

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$572,613,755	$—	$91,575	$572,705,330
Rights	—	—	2,105	2,105
Money Market Fund	32,928,752	—	—	32,928,752
Total Investments	$605,542,507	$—	$93,680	$605,636,187
Derivatives:

Assets:
Futures Contracts	$686,884	$—	$—	$686,884
Liabilities:
Futures Contracts	$(5,724)	$—	$—	$(5,724)
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–10